INVESCO MUNICIPAL TRUST

AMENDMENT NO. 10

TO THE STATEMENT OF PREFERENCES

OF

VARIABLE RATE MUNI TERM PREFERRED SHARES (“VMTP SHARES”)

DATED OCTOBER 15, 2012, AS AMENDED

(THE “STATEMENT OF PREFERENCES”)

WHEREAS, pursuant to authority expressly vested in the Board of Trustees of Invesco Municipal Trust (the “Fund”) by Section 2.1 of the Amended and Restated Agreement and Declaration of Trust of the Fund, dated as of September 20, 2022, the Board of Trustees of the Fund may transact the Fund’s affairs with respect to the shares of beneficial interest of the Fund;

WHEREAS, the Board of Trustees has determined that it is the best interest of the Fund to extend the Term Redemption Date of the Series 2015/12-VKQ VMTP Shares to October 10, 2027, to change the Ratings Spread applicable to such shares, and to make such other changes to the terms and preferences of the VMTP Shares as described herein, and has approved such changes;

WHEREAS, these changes have been consented to in writing by the sole shareholder of the Fund’s Outstanding Series 2015/12-VKQ VMTP Shares; and

NOW THEREFORE, the undersigned officer of the Fund hereby certifies as follows:

1. The Board of Trustees of the Fund has adopted resolutions to (a) extend the Term Redemption Date of the Series 2015/12-VKQ VMTP Shares to October 10, 2027; (b) change the Ratings Spread applicable to such VMTP Shares; and (c) make certain changes to the Gross-Up Payment provisions applicable to the VMTP shares.

2. The definition of “Term Redemption Date” in the Statement of Preferences is deleted in its entirety and replaced with the following:

“Term Redemption Date” means October 10, 2027 or such later date to which the Term Redemption Date may be extended in accordance with Section 10(b)(i)(A) of this Statement of Preferences.

3. The definition of “Ratings Spread” in the Statement of Preferences is deleted in its entirety and replaced with the following:

“Ratings Spread” means, with respect to any Rate Period for any Series of VMTP Shares, the percentage per annum set forth opposite the applicable credit rating assigned to such Series, in the table below on the Rate Determination Date for such Rate Period:

Fitch*	Percentage
AAA to AA-	1.05%
A+ to A-	1.65%
BBB+ to BBB-	2.90%
Non-investment grade or NR	3.95%

*	And/or the equivalent ratings of an Other Rating Agency then rating the VMTP Shares at the request of the Fund.

4. The definition of “Gross Up Payment” in the Statement of Preferences is deleted in its entirety and replaced with the following:

“Gross-up Payment” means payment to a Beneficial Owner of an amount which, when taken together with the aggregate amount of Taxable Allocations made to such Beneficial Owner to which such Gross-up Payment relates, would cause such Beneficial Owner’s dividends in dollars (after giving effect to regular federal income tax consequences) from the aggregate of such Taxable Allocations and the related Gross-up Payment to be equal to the dollar amount of the dividends which would have been received by such Beneficial Owner if the amount of such aggregate Taxable Allocations would have been excludable (for federal income tax purposes) from the gross income of such Beneficial Owner. Such Gross-up Payment shall be calculated (i) without consideration being given to the time value of money; (ii) assuming that no Beneficial Owner of VMTP Shares is subject to the federal alternative minimum tax with respect to dividends received from the Fund; (iii) assuming that each Taxable Allocation and each Gross-up Payment (except to the extent such Gross-up Payment is properly designated as an exempt-interest dividend under Section 852(b)(5) of the Code or successor provisions) would be taxable in the hands of each Beneficial Owner of VMTP Shares at (a) the maximum marginal regular federal individual income tax rate applicable to ordinary income or net capital gains, as applicable, or (b) the maximum marginal regular federal corporate income tax rate applicable to ordinary income or net capital gains, as applicable, whichever of the rates in subclause (a) or (b) is greater, in effect at the time such Gross-up Payment is made; and (iv) assuming that each Taxable Allocation and each Gross-up Payment would not be subject to the tax imposed by Section 1411 of the Code or any similar Medicare or other surtax.

5. Section 3 of the Statement of Preferences is deleted in its entirety and replaced with the following:

3. Gross-Up Payments and Notice of Allocations.

Holders of VMTP Shares shall be entitled to receive, when, as and if declared by the Board of Trustees, out of funds legally available therefor under Applicable Law and otherwise in accordance with Applicable Law, dividends in an amount equal to the aggregate Gross-up Payments as follows:

(a) Whenever the Fund intends or expects to include any net capital gains or, solely to the extent known or calculable, ordinary income taxable for regular federal income tax purposes in any dividend on VMTP Shares, the Fund shall use its best efforts to notify the Redemption and Paying Agent in writing of the amount to be so included not later than 14 calendar days preceding the Rate Determination Date on which the Applicable Rate for such dividend is to be established. Whenever such advance notice is received from the Fund, the Redemption and Paying Agent will notify each Holder. With respect to a Rate Period for which such advance notice was given and whose dividends are comprised partly of such ordinary income (to the extent known or calculable) or capital gains and partly of exempt-interest income, the different types of income will be paid in the same relative proportions for each day during the Rate Period.

(b) (i) If the Fund allocates, under Subchapter M of Chapter 1 of the Code, any net capital gains or ordinary income taxable for regular federal income tax purposes to a dividend paid on VMTP Shares, the Fund shall to the extent practical simultaneously increase such dividend payment by an additional amount equal to the Gross-up Payment and provide the Redemption and Paying Agent a notice with respect to such dividend describing the Gross-up Payment for it to send to the Holders and (ii) if the Fund allocates, under Subchapter M of Chapter 1 of the Code, any net capital gains or ordinary income taxable for regular federal income tax purposes to a dividend paid on VMTP Shares without simultaneously increasing such dividend as described in clause (i) above the Fund shall, not later than 90 calendar days following the end of the calendar year in which such dividend was paid, provide (i) the amount of the Gross-up Payments due all Holders to the Redemption and Paying Agent and (ii) a notice with respect to such Gross-up Payment to transmit to the Holders that were entitled to such dividend payment during such calendar year at such Holder’s address as the same appears or last appeared on the record books of the Fund.

(c) The Fund shall, as soon as reasonably possible, make Gross-up Payments with respect to any net capital gains or ordinary income determined by the Internal Revenue Service to be allocable in a manner different from the manner used by the Fund due to a clerical or similar calculation error made by the Fund, provided that the amount of any such net capital gains or ordinary income reallocated to the VMTP Shares exceeds $25,000 in the aggregate and such reallocation occurs prior to the expiration of the period of limitations of the Fund (even if such period expires prior to the expiration of the period of limitations of any particular holder).

6. Any capitalized terms used herein but not defined herein shall have the meanings given to such capitalized terms in the Statement of Preferences.

7. Except as amended hereby, the Statement of Preferences remains in full force and effect.

8. An original copy of this amendment shall be lodged with the records of the Fund and filed in such places as the Board of Trustees deems appropriate.

[Signature Page Follows]

Dated this 7th day of August, 2025

INVESCO MUNICIPAL TRUST

By:	/s/ Alissa Clare
Name: Alissa Clare
Title: Assistant Secretary